Stock Options and Warrants	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9. STOCK OPTIONS AND WARRANTS

Stock Options

Each of the Company’s three officers holds an option to purchase up to 2,000,000 shares of common stock at $1 per share, for a total of 6,000,000 optioned shares. Options to purchase 1,000,000 shares each are exercisable upon the achievement of 100,000 customers, and the remaining options to purchase 1,000,000 shares each are exercisable upon the achievement of 250,000 customers. None of the options are presently exercisable. All such options vest upon a change of control of the Company. The options expire ten years from the date of performance goal achieved.

Warrants

On December 17, 2010, the Company issued “Series S” warrants to the Silicon Valley Bank loan personal guarantor to purchase 3,600,000 common shares at $0.20 per share in connection with the Financing Agreement dated December 1, 2010. The warrants expire on December 14, 2015. The fair value of the warrants using the Black-Scholes option pricing model amounted to $926,900. No warrants were exercised as of November 30, 2011.

On December 17, 2010, the Company issued “Series S” warrants to a consultant to purchase 500,000 common shares at $0.20 per share for finder’s fees in connection with a debt issuance. The warrants expire on December 14, 2015. The fair value of the warrants using the Black-Scholes option pricing model amounted to $128,736. No warrants were exercised as of November 30, 2011.

On July 29, 2011, the Company issued "Series T" warrants to purchase 1,787,500 common shares at $0.20 per share to placement agents in connection with the private placement. The warrants expire on July 29, 2016. The fair value of the warrants using the Black-Scholes option pricing model amounted to $837,664. No warrants were exercised as of November 30, 2011.

On August 31, 2011, the Company issued “Series U” warrants to Silicon Valley Bank to purchase 300,000 common shares at $0.20 per share in connection with the private placement success fee. The warrants expire on July 29, 2016. The fair value of the warrants using the Black-Scholes option pricing model amounted to $140,587. No warrants were exercised as of November 30, 2011.

In addition to the above, at November 30, 2011, the Company had the following warrants outstanding:

Series	Number of Shares	Exercise Price	Expiration
A	1,500,000	$1.00	8/14/2012
B	750,000	$2.00	8/14/2012
C	120,000	$2.00	6/2/2013
I	20,161	$1.76	5/15/2012
J	22,936	$1.24	5/27/2012
K	15,901	$1.34	6/5/2012
L	115,385	$0.65	5/1/2012
M	96,849	$1.04	8/7/2012
N	32,468	$0.88	9/14/2012
O	68,671	$0.77	9/15/2012
P	410,448	$0.67	11/24/2012
Q	20,000	$0.75	11/2/2012
R	215,000	$0.68	12/16/2014

8.	STOCK OPTIONS AND WARRANTS

Stock Options

Each of the Company’s three officers holds an option to purchase up to 2,000,000 shares of common stock at $1 per share, for a total of 6,000,000 optioned shares. Options to purchase 1,000,000 shares each are exercisable upon the achievement of 100,000 customers, and the remaining options to purchase 1,000,000 shares each are exercisable upon the achievement of 250,000 customers. None of the options are presently exercisable. All such options vest upon a change of control of the Company. The options expire ten years from the date of performance goal achieved.

Warrants

On September 14, 2009, the Company agreed to issue “Series N” warrants in connection with a private placement to purchase 32,468 common shares at $0.88 per share. The warrants expire on September 14, 2012. The fair value of the warrants using the Black-Scholes option pricing model amounted to $19,309. No warrants were exercised as of August 31, 2011.

On September 15, 2009, the Company agreed to issue “Series O” warrants in connection with a private placement to purchase 27,671 common shares at $0.77 per share. The warrants expire on September 15, 2012. The fair value of the warrants using the Black-Scholes option pricing model amounted to $14,434. No warrants were exercised as of August 31, 2011.

On November 24, 2009, the Company agreed to issue “Series P” warrants to certain consultants to purchase 410,448 common shares at $0.67 per share in exchange for consulting services related to capital raising efforts. The warrants expire on November 24, 2012. The fair value of the warrants using the Black-Scholes option pricing model amounted to $233,109. No warrants were exercised as of August 31, 2011.

On November 2, 2009, the Company agreed to issue “Series Q” warrants in connection with a private placement to purchase 20,000 common shares at $0.75 per share. The warrants expire on November 2, 2012. The fair value of the warrants using the Black-Scholes option pricing model amounted to $12,620. No warrants were exercised as of August 31, 2011.

On December 16, 2009, the Company agreed to issue “Series R” warrants to certain consultants to purchase 240,000 common shares at $0.68 per share in exchange for consulting services related to technology and product development and legal advisory services. The warrants expire on December 16, 2014. The fair value of the warrants using the Black-Scholes option pricing model amounted to $152,801. In August 2011, a “Series R” warrant to purchase 25,000 common shares was cancelled in exchange for 35,000 shares of the Company’s common stock (see Note 7). No warrants were exercised as of August 31, 2011.

On April 20, 2010, the Company agreed to issue “Series O” warrants to a consultant to purchase 41,000 common shares at $0.77 per share in exchange for consulting services related to capital raising efforts. The warrants expire on September 15, 2012. The fair value of the warrants using the Black-Scholes option pricing model amounted to $8,414. No warrants were exercised as of August 31, 2011.

On December 17, 2010, the Company issued “Series S” warrants to the Silicon Valley Bank loan personal guarantor to purchase 3,600,000 common shares at $0.20 per share in connection with the Financing Agreement dated December 1, 2010. The warrants expire on December 14, 2015. The fair value of the warrants using the Black-Scholes option pricing model amounted to $926,900. No warrants were exercised as of August 31, 2011.

On December 17, 2010, the Company issued “Series S” warrants to a consultant to purchase 500,000 common shares at $0.20 per share for finder’s fees in connection with a debt issuance. The warrants expire on December 14, 2015. The fair value of the warrants using the Black-Scholes option pricing model amounted to $128,736. No warrants were exercised as of August 31, 2011.

On July 29, 2011, the Company issued "Series T" warrants to purchase 1,787,500 common shares at $0.20 per share to placement agents in connection with the private placement. The warrants expire on July 29, 2016. The fair value of the warrants using the Black-Scholes option pricing model amounted to $837,664. No warrants were exercised as of August 31, 2011.

On August 31, 2011, the Company issued “Series U” warrants to Silicon Valley Bank to purchase 300,000 common shares at $0.20 per share in connection with the private placement success fee. The warrants expire on July 29, 2016. The fair value of the warrants using the Black-Scholes option pricing model amounted to $140,587. No warrants were exercised as of August 31, 2011.

In addition to the above, at August 31, 2011, the Company had the following warrants outstanding:

Series	Number of shares	Exercise Price	Expiration
A	1,500,000	$1.00	8/14/2012
B	750,000	$2.00	8/14/2012
C	120,000	$2.00	6/2/2013
G	61,224	$2.45	11/3/2011
H	1,528,410	$0.88	11/24/2011
I	20,161	$1.76	5/15/2012
J	22,936	$1.24	5/27/2012
K	15,901	$1.34	6/5/2012
L	115,385	$0.65	5/1/2012
M	96,849	$1.04	8/7/2012